Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of Reconciliation of Major Classes of Profit or Loss of Discontinued Operations
A reconciliation of the major classes of line items constituting pretax profit or loss of discontinued operations to income from discontinued operations, net of tax as presented in the consolidated statements of operations is as follows:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Net sales	$1,524	$1,412	$1,449
Cost of sales	1,379	1,293	1,295
Selling, general and administrative	45	47	52
Amortization	7	7	8
Restructuring	4	8	8
Other income and (expense) items that are not major, net	1	—	—
Income from discontinued operations before income taxes and equity income	90	57	86
Income tax expense on discontinued operations	(27)	(16)	(38)
Equity (loss) income from discontinued operations, net of tax	(3)	19	17
Income from discontinued operations, net of tax	60	60	65
Income from discontinued operations attributable to noncontrolling interests	18	18	15
Net income from discontinued operations attributable to Delphi	$42	$42	$50

Schedule of Reconciliation of Major Classes of Assets and Liabilities of Discontinued Operations
The following table summarizes the carrying value of the major classes of assets and liabilities of discontinued operations, which were classified as held for sale as of March 31, 2015:

	December 31,
	2014	2013
	(in millions)
Cash and cash equivalents	$45	$52
Accounts receivable, net	228	208
Inventories, net	91	79
Other current assets	20	32
Total current assets of discontinued operations classified as held for sale	384	371

Property, net	322	286
Investments in affiliates	130	147
Intangible assets, net	18	25
Other long-term assets	41	37
Total long-term assets of discontinued operations classified as held for sale	511	495
Total assets of discontinued operations classified as held for sale	$895	$866

Accounts payable	$303	$279
Accrued liabilities	53	50
Total current liabilities of discontinued operations classified as held for sale	356	329

Other liabilities	35	40
Total long-term liabilities of discontinued operations classified as held for sale	35	40
Total liabilities of discontinued operations classified as held for sale	$391	$369